CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Available for sale tax effect	$ (342)	$ (4,130)	$ 4,483
Cash flow hedge tax effect	$ 10	$ (1,096)	$ 1,505